Purchased Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Purchased Intangible Assets

Note 5 – Purchased Intangible Assets

The carrying value of intangible assets is as follows (in thousands):

	September 29, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Amount	Useful life (Years)
Existing technology	$14,825	$(13,988)	$837	3
Customer relationships	8,216	(8,216)	—	—

	$23,041	$(22,204)	$837

	December 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Amount	Useful life (Years)
Existing technology	$14,825	$(13,629)	$1,196	3
Customer relationships	8,216	(7,883)	333	4

	$23,041	$(21,512)	$1,529

For the three months ended September 29, 2013 and September 30, 2012, the amortization of intangible assets was $0.2 million and $0.6 million, respectively. For the nine months ended September 29, 2013 and September 30, 2012, the amortization of intangible assets was $0.7 million and $1.8 million, respectively. The estimated future amortization of purchased intangible assets as of September 29, 2013 is $0.1 million for the remainder of 2013, $0.5 million in 2014 and $0.2 million in 2015.

Note 7—Purchased Intangible Assets

The carrying amount of intangible assets is as follows (in thousands):

	December 30, 2012			Useful Life (Years)
	Gross Carrying Amount	Accumulated Amortization	Net Amount
Existing technology	$14,825	$(13,629)	$1,196	3
Customer relationships	8,216	(7,883)	333	4

	$23,041	$(21,512)	$1,529

	January 1, 2012			Useful Life (Years)
	Gross Carrying Amount	Accumulated Amortization	Net Amount
Existing technology	$13,390	$(12,057)	$1,333	3
Customer relationships	8,216	(7,382)	834	4
In-process research and development	1,435	—	1,435	*

	$23,041	$(19,439)	$3,602

*	Technical feasibility of IPR&D had not been reached as of January 1, 2012.

The Company determined that technical feasibility of its in-process research and development (IPR&D) was achieved during the fiscal third quarter of 2012. Effective July 2, 2012, the IPR&D carrying amount of $1.4 million was transferred to and included in the category Existing technology and is being amortized over three years. The Company had no additional IPR&D as of December 30, 2012.

The amortization of technology is charged to cost of revenue and the amortization of customer relationships is charged to selling, general and administrative. For the years ended December 30, 2012, January 1, 2012 and January 2, 2011, the amortization of intangible assets was $2.1 million, $2.5 million and $6.5 million, respectively. During the years ended December 30, 2012 and January 1, 2012 there was no intangible asset impairment charge. During the year ended January 2, 2011 there was an intangible asset impairment charge of $12.8 million. The estimated future amortization of purchased intangible assets as of December 30, 2012 is $0.8 million in 2013, $0.5 million in 2014 and $0.2 million in 2015.